EQUITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	32,481
Weighted average exercise price	$ 45.05
Weighted average remaining life	5.84
Aggregate intrinsic value	$ 8,714
Number of ordinary shares issuable upon exercise of vested options
Number of shares	17,082
Weighted average exercise price	$ 47.30
Weighted average remaining life	3.80
Aggregate intrinsic value	1,682
Exercise Price Range One [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	0
Weighted average exercise price	$ 0
Weighted average remaining life	0
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	0
Weighted average exercise price	$ 0
Weighted average remaining life	0
Aggregate intrinsic value	0
Exercise Price Range Two [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	0
Weighted average exercise price	$ 0
Weighted average remaining life	0
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	0
Weighted average exercise price	$ 0
Weighted average remaining life	0
Aggregate intrinsic value	0
Exercise Price Range Three [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	9
Weighted average exercise price	$ 20.97
Weighted average remaining life	0.50
Aggregate intrinsic value	165
Number of ordinary shares issuable upon exercise of vested options
Number of shares	9
Weighted average exercise price	$ 20.97
Weighted average remaining life	0.50
Aggregate intrinsic value	165
Exercise Price Range Four [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	6,195
Weighted average exercise price	$ 38.70
Weighted average remaining life	9.01
Aggregate intrinsic value	8,549
Number of ordinary shares issuable upon exercise of vested options
Number of shares	1,233
Weighted average exercise price	$ 38.85
Weighted average remaining life	8.73
Aggregate intrinsic value	1,517
Exercise Price Range Five [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	13,587
Weighted average exercise price	$ 42.32
Weighted average remaining life	5.43
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	6,530
Weighted average exercise price	$ 42.65
Weighted average remaining life	2.67
Aggregate intrinsic value	0
Exercise Price Range Six [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	5,634
Weighted average exercise price	$ 48.31
Weighted average remaining life	6.45
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	3,074
Weighted average exercise price	$ 48.47
Weighted average remaining life	5.76
Aggregate intrinsic value	0
Exercise Price Range Seven [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	6,428
Weighted average exercise price	$ 52.54
Weighted average remaining life	3.37
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	5,852
Weighted average exercise price	$ 52.78
Weighted average remaining life	3.04
Aggregate intrinsic value	0
Exercise Price Range Eight [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares	628
Weighted average exercise price	$ 60.92
Weighted average remaining life	3.15
Aggregate intrinsic value	0
Number of ordinary shares issuable upon exercise of vested options
Number of shares	384
Weighted average exercise price	$ 61.04
Weighted average remaining life	3.15
Aggregate intrinsic value	$ 0